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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             St. Denis J. Villere & Company
Address:          210 Baronne Street Suite 808
                  New Orleans, LA 70112

13F File Number:  28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             George V. Young
Title:            Partner
Phone:            (504) 525-0808

Signature, Place, and Date of Signing:

       /s/ GEORGE V. YOUNG                  New Orleans, LA            5/8/00
      ---------------------               ------------------          --------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

        13F File Number          Name

        28-__________________    ______________________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      123

Form 13F Information Table Value Total: $691,026
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 March 31, 2000


        COLUMN 1                  COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
------------------------       ----------------- -----------  --------  -------------------  ----------  -------- ------------------
                                                               VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
     NAME OF ISSUER             TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
------------------------       ----------------- -----------  --------  ---------  --- ----  ----------  -------- ------------------
FRIEDE GOLDMAN HALTER INC      SRSB NT CV4.5% 04 358430 AA 4     4,272  8,215,000  PRN          OTHER                 8,215,000
OFFSHORE LOGISTICS INC         SUB NT CV 144A 03 676255 AD 4     1,684  1,925,000  PRN          OTHER                 1,925,000

SCP POOL CORP                  COM               784028 10 2    63,405  2,070,374  Sh           OTHER                 2,070,374
INDEPENDENT ENERGY HLDGS PLC   SPONSORED ADR     45384X 108     47,764  1,064,371  Sh           OTHER                 1,064,371
OPTIMAL ROBOTICS               CL A NEW          68388R 208     48,518  1,032,300  Sh           OTHER                 1,032,300
JACK HENRY & ASSOCIATES        COM               426281 10 1    37,939  1,028,850  Sh           OTHER                 1,028,850
STONE ENERGY CORP              COM               861642 10 6    33,842    687,150  Sh           OTHER                   687,150
HARMON INDUSTRIES INC NEW      COM               413136 10 2    31,173  1,719,900  Sh           OTHER                 1,719,900
O CHARLEYS INC                 COM               670823 10 3    28,367  2,182,075  Sh           OTHER                 2,182,075
LEGGETT & PLATT INC            COM               524660 10 7    28,126  1,308,203  Sh           OTHER                 1,308,203
WELLS FARGO & CO NEW           COM               949746 10 1    22,481    551,687  Sh           OTHER                   551,687
CERNER CORP                    COM               156782 10 2    20,903    774,200  Sh           OTHER                   774,200
EXXON MOBIL CORP               COM               30231G 10 2    19,791    253,737  Sh           OTHER                   253,737
PROFESSIONAL DETAILING INC     COM               74312N 10 7    18,744    749,750  Sh           OTHER                   749,750
SOLECTRON CORP                 COM               834182 10 7    18,028    449,294  Sh           OTHER                   449,294
BANK ONE CORP                  COM               06423A 10 3    16,182    470,744  Sh           OTHER                   470,744
ADELPHIA COMMUNICATIONS CORP   CL A .            006848 10 5    14,896    304,000  Sh           OTHER                   304,000
BLOCK H&R INC                  COM               093671 10 5    14,637    327,076  Sh           OTHER                   327,076
MCI WORLDCOM INC               COM               55268B 10 6    13,383    295,339  Sh           OTHER                   295,339
STEWART ENTERPRISES INC        CL A              860370 10 5    13,099  2,652,918  Sh           OTHER                 2,652,918
HANCOCK HLDG CO                COM               410120 10 9    12,503    404,965  Sh           OTHER                   404,965
GULF ISLAND FABRICATION INC    COM               402307 10 2    12,148    830,600  Sh           OTHER                   830,600
TIDEWATER INC                  COM               886423 10 2    11,084    348,405  Sh           OTHER                   348,405
VITECH AMER INC                COM               928489 10 3     9,657  1,679,467  Sh           OTHER                 1,679,467
BRISTOL MYERS SQUIBB CO        COM               110122 10 8     9,257    159,603  Sh           OTHER                   159,603
RIVIANA FOODS INC              COM               769536 10 3     8,595    541,422  Sh           OTHER                   541,422
GENERAL ELEC CO                COM               369604 10 3     7,532     48,401  Sh           OTHER                    48,401
FEDERAL NATL MTG ASSN          COM               313586 10 9     6,599    116,664  Sh           OTHER                   116,664
PEGASUS SYSTEMS INC            COM               705906 10 5     6,427    406,450  Sh           OTHER                   406,450
INSITUFORM TECHNOLOGIES ONC    CL A              457667 10 3     6,015    196,400  Sh           OTHER                   196,400
UNION PLANTERS CORP            COM               908068 10 9     5,669    183,998  Sh           OTHER                   183,998
COCA COLA CO                   COM               191216 10 0     5,378    114,576  Sh           OTHER                   114,576
HOME DEPOT INC                 COM               437076 10 2     5,036     78,077  Sh           OTHER                    78,077
COVAD COMMUNICATIONS GROUP INC COM               222814 20 4     4,738     65,350  Sh           OTHER                    65,350
BANK OF AMERICA CORPORATION    COM               060505 10 4     4,432     84,524  Sh           OTHER                    84,524
MERCK & CO INC                 COM               589331 10 7     4,201     67,624  Sh           OTHER                    67,624
BP AMOCO PLC                   SPONSORED ADR     055622 10 4     3,715     69,766  Sh           OTHER                    69,766
WHITNEY HLDG CORP              COM               966612 10 3     3,682    112,849  Sh           OTHER                   112,849
SCHLUMBERGER LTD               COM               806857 10 8     3,332     43,553  Sh           OTHER                    43,553
CHEVRON CORPORATION            COM               166751 10 7     3,122     33,776  Sh           OTHER                    33,776
ST PAUL COS INC                COM               792860 10 8     3,038     89,020  Sh           OTHER                    89,020
CBS CORP                       COM               12490K 10 7     2,981     52,649  Sh           OTHER                    52,649
ROYAL DUTCH PETE CO            NY REG GLD1.25    780257 80 4     2,722     47,081  Sh           OTHER                    47,081
AMERICAN ITALIAN PASTA CO      CL A              027070 10 1     2,640    107,200  Sh           OTHER                   107,200
SCOTTS CO                      CL A              810186 10 6     2,293     54,600  Sh           OTHER                    54,600
MCDONALDS CORP                 COM               580135 10 1     2,179     58,296  Sh           OTHER                    58,296
DISNEY WALT CO                 COM DISNEY        254687 10 6     1,881     45,600  Sh           OTHER                    45,600
AMSOUTH BANCORPORATION         COM               032165 10 2     1,801    120,586  Sh           OTHER                   120,586
COLGATE PALMOLIVE CO           COM               194162 10 3     1,787     31,695  Sh           OTHER                    31,695
ROWAN COS INC                  COM               779392 10 0     1,716     58,300  Sh           OTHER                    58,300
AMERICA ONLINE INC DEL         COM               02364J 10 4     1,651     24,480  Sh           OTHER                    24,480
ELTRAX SYS INC                 COM               290375 10 4     1,464    110,000  Sh           OTHER                   110,000
LAYNE CHRISTENSEN CO           COM               521050 10 4     1,243    268,700  Sh           OTHER                   268,700
KEYCORP NEW                    COM               493267 10 8     1,236     65,032  Sh           OTHER                    65,032
NEWPARK RES INC                COM PAR $.01NEW   651718 50 4     1,210    151,200  Sh           OTHER                   151,200

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 March 31, 2000


3DO CO                         COM               88553W 10 5     1,151    118,800  Sh           OTHER                   118,800
RALSTON PURINA CO              COM RAL-PUR GP    751277 30 2     1,100     40,000  Sh           OTHER                    40,000
JOHNSON & JOHNSON              COM               478160 10 4     1,086     15,464  Sh           OTHER                    15,464
BESTFOODS                      COM               08658U 10 1     1,061     22,661  Sh           OTHER                    22,661
QUINTILES TRANSNATIONAL CORP   COM               748767 10 0     1,060     62,101  Sh           OTHER                    62,101
HIBERNIA CORP                  CL A              428656 10 2     1,023     97,395  Sh           OTHER                    97,395
PANAMERICAN BEVERAGES INC      CL A              P74823 10 8       961     54,500  Sh           OTHER                    54,500
HUNTINGDON LIFE SCIENCES GROUP ADR               445891 20 3       923    820,000  Sh           OTHER                   820,000
INTEL CORP                     COM               458140 10 0       891      6,754  Sh           OTHER                     6,754
MORGAN STANLEY DEAN WITTER&co  COM NEW           617446 44 8       869     10,488  Sh           OTHER                    10,488
AMERICAN EXPRESS CO            COM               025816 10 9       819      5,500  Sh           OTHER                     5,500
INTERNATIONAL BUSINESS MACHS   COM               459200 10 1       810      6,850  Sh           OTHER                     6,850
OFFSHORE LOGISTICS INC         COM               676255 10 2       806     58,100  Sh           OTHER                    58,100
FIRSTAR CORP NEW WIS           COM               33763V 10 9       789     34,400  Sh           OTHER                    34,400
PEPSICO INC                    COM               713448 10 8       761     21,815  Sh           OTHER                    21,815
FLOWERS INDS INC               COM               343496 10 5       737     48,500  Sh           OTHER                    48,500
CISCO SYS INC                  COM               17275R 10 2       717      9,276  Sh           OTHER                     9,276
LINCARE HLDS INC               COM               532791 10 0       713     25,125  Sh           OTHER                    25,125
WAL MART STORES INC            COM               931142 10 3       712     12,600  Sh           OTHER                    12,600
BELLSOUTH CORP                 COM               079860 10 2       697     14,866  Sh           OTHER                    14,866
GRAINGER WW INC                COM               384802 10 4       694     12,800  Sh           OTHER                    12,800
DUPONT E I DE NEMOURS & CO     COM               263534 10 9       682     12,886  Sh           OTHER                    12,886
CLAIRES STORES INC             COM               179584 10 7       656     32,700  Sh           OTHER                    32,700
S1 CORPORATION                 COM               78463B 10 1       617      7,200  Sh           OTHER                     7,200
MARINE DRILLING COS INC        COM PAR $0.01     562840 20 4       615     22,400  Sh           OTHER                    22,400
PFIZER INC                     COM               717081 10 3       610     16,678  Sh           OTHER                    16,678
AMERICAN HOME PRODS CORP       COM               026609 10 7       602     11,198  Sh           OTHER                    11,198
MARSH & MCLENNAN COS CIN       COM               571748 10 2       596      5,400  Sh           OTHER                     5,400
MICROSOFT CORP                 COM               594918 10 4       595      5,600  Sh           OTHER                     5,600
DELL COMPUTER CORP             COM               247025 10 9       593     11,000  Sh           OTHER                    11,000
GTE CORP                       COM               362320 10 3       577      8,126  Sh           OTHER                     8,126
ONEMAIN.COM INC                COM               68267P 10 9       569     50,300  Sh           OTHER                    50,300
WACHOVIA CORP                  COM               929771 10 3       553      8,180  Sh           OTHER                     8,180
MCMORAN EXPLORATION CO         COM               582411 10 4       552     29,160  Sh           OTHER                    29,160
SCHERING PLOUGH CORP           COM               806605 10 1       528     14,174  Sh           OTHER                    14,174
VINTAGE PETE INC               COM               927460 10 5       499     24,800  Sh           OTHER                    24,800
STERLING BANCSHARES INC        COM               858907 10 8       498     52,100  Sh           OTHER                    52,100
UNILEVER N V                   N Y SHS NEW       904784 70 9       477      9,916  Sh           OTHER                     9,916
LAMAR CAPITAL CORP             COM               51282P 10 6       448     51,200  Sh           OTHER                    51,200
LUCENT TECHNOLOGIES INC        COM               549463 10 7       446      7,201  Sh           OTHER                     7,201
QLT PHOTOTHERAPEUTICS INC      COM               746927 10 2       420      7,600  Sh           OTHER                     7,600
PHILIP MORRIS COS INC          COM               718154 10 7       386     18,497  Sh           OTHER                    18,497
WARNER-LAMBERT CO              COM               934488 10 7       377      3,858  Sh           OTHER                     3,858
TRANSOCEAN SEDCO FOREX INC     ORD               G90078 10 9       369      7,187  Sh           OTHER                     7,187
CITIGROUP INC                  COM               172967 10 1       364      6,075  Sh           OTHER                     6,075
ALLSTATE CORP                  COM               020002 10 1       353     14,832  Sh           OTHER                    14,832
VELCRO INDS NV                 COM               922571 10 4       350     31,470  Sh           OTHER                    31,470
PROCTER & GAMBLE CO            COM               742718 10 9       346      6,100  Sh           OTHER                     6,100
3-D SYS CORP DEL               COM NEW           88554D 20 5       334     32,197  Sh           OTHER                    32,197
SOUTH ALA BANCORPORATION       COM               836234 10 4       321     31,737  Sh           OTHER                    31,737
REGIONS FINL CORP              COM               758940 10 0       295     12,946  Sh           OTHER                    12,946
NETRADIO CORP                  COM               64114E 10 8       295     67,500  Sh           OTHER                    67,500
COMMERCE GROUP INC MASS        COM               200641 10 8       295     10,000  Sh           OTHER                    10,000
SERVICEMASTER CO               COM               81760N 10 9       287     25,542  Sh           OTHER                    25,542
ABBOTT LABS                    COM               002824 10 0       282      8,000  Sh           OTHER                     8,000
AT&T CORP                      COM               001957 10 9       281      4,990  Sh           OTHER                     4,990
DEVELOPERS DIVERSIFIED RLTY CO COM               251591 10 3       275     19,800  Sh           OTHER                    19,800
INFORMATION ARCHITECTS CORP    COM               45669R 10 7       261     15,000  Sh           OTHER                    15,000
MAY DEPT STORES CO             COM               577778 10 3       260      9,132  Sh           OTHER                     9,132
TRI CONTL CORP                 COM               895436 10 3       248      9,736  Sh           OTHER                     9,736
SEARS ROEBUCK & CO             COM               812387 10 8       245      8,000  Sh           OTHER                     8,000

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 March 31, 2000


SNB BANCSHARES INC             COM               784605 10 7       233     15,000  Sh           OTHER                    15,000
TEXACO INC                     COM               881694 10 3       227      4,214  Sh           OTHER                     4,214
UNION PAC CORP                 COM               907818 10 8       213      5,439  Sh           OTHER                     5,439
PROMEDCO MGMT CO               COM               74342L 10 5       136     55,900  Sh           OTHER                    55,900
MERIDIAN RESOURCE CORP         COM               58977Q 10 9       136     35,000  Sh           OTHER                    35,000
PSS WORLD MED INC              COM               69366A 10 0        68     10,000  Sh           OTHER                    10,000
LIBERTE INVS INC DEL           COM               530154 10 3        34     10,000  Sh           OTHER                    10,000

                                                              $691,026 27,156,843